Offerings - Offering: 1	Jun. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share(2)
Amount Registered | shares	3,749,855
Proposed Maximum Offering Price per Unit | $ / shares	1.553
Maximum Aggregate Offering Price	$ 5,823,524.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 891.58
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers Class A ordinary shares, par value of $0.0001 per share (the “Class A Ordinary Shares”), of Gamehaus Holdings Inc. (the “Registrant”) issuable pursuant to the Gamehaus Holdings Inc. 2023 Equity Incentive Plan (the “2023 Plan”). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the 2023 Plan to prevent dilution from share splits, share dividends, or similar transactions as provided in the 2023 Plan.Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Class A Ordinary Shares on June 20, 2025, as reported on the Nasdaq Capital Market.